Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Communication Services-6.01%
Bumble, Inc., Class A(b)	57,062	$462,773
CarGurus, Inc.(b)	42,899	1,681,641
Comcast Corp., Class A	1,631,604	54,919,791
Fox Corp., Class A(c)	107,872	5,520,889
Iridium Communications, Inc.	52,949	1,522,284
Liberty Global Ltd., Class A (Belgium)(b)(c)	88,243	1,015,677
Match Group, Inc.	133,866	4,779,016
Nexstar Media Group, Inc., Class A	15,131	2,318,372
PubMatic, Inc., Class A(b)	19,478	294,507
Scholastic Corp.	12,220	237,190
TEGNA, Inc.	71,279	1,298,703
T-Mobile US, Inc.	233	54,282
Travelzoo(b)	3,750	74,363
Ziff Davis, Inc.(b)	20,605	1,110,403
ZoomInfo Technologies, Inc., Class A(b)	149,956	1,543,047
		76,832,938
Consumer Discretionary-22.16%
Academy Sports & Outdoors, Inc.(c)	28,733	1,503,023
Adient PLC(b)	30,324	528,547
Adtalem Global Education, Inc.(b)	17,011	1,822,388
Asbury Automotive Group, Inc.(b)(c)	29	8,604
Autoliv, Inc. (Sweden)	36,179	3,497,062
AutoNation, Inc.(b)	15,516	2,925,542
AutoZone, Inc.(b)	174	582,936
Booking Holdings, Inc.	12,611	59,745,369
BorgWarner, Inc.	117,838	3,759,032
Boyd Gaming Corp.(c)	33,588	2,574,520
Build-A-Bear Workshop, Inc.	6,708	284,017
Caleres, Inc.	13,924	255,227
Chegg, Inc.(b)	55,610	85,639
Chewy, Inc., Class A(b)	88,900	3,465,322
Choice Hotels International, Inc.(c)	11,835	1,743,651
Columbia Sportswear Co.	13,949	1,231,697
Denny’s Corp.(b)(c)	27,074	171,378
Designer Brands, Inc., Class A(c)	18,466	92,884
Destination XL Group, Inc.(b)	25,258	68,702
Dillard’s, Inc., Class A(c)	103	48,215
eBay, Inc.	258,091	17,415,981
El Pollo Loco Holdings, Inc.(b)	13,075	155,200
Etsy, Inc.(b)	52,956	2,907,814
European Wax Center, Inc., Class A(b)	16,500	111,375
Expedia Group, Inc.(b)	65,482	11,194,148
Garrett Motion, Inc. (Switzerland)	100,535	963,125
General Motors Co.	592,475	29,303,813
Gentherm, Inc.(b)	15,111	576,485
Graham Holdings Co., Class B	1,701	1,579,923
Group 1 Automotive, Inc.(c)	280	127,817
Harley-Davidson, Inc.	51,996	1,407,012
Hilton Grand Vacations, Inc.(b)(c)	48,039	1,979,207
Hilton Worldwide Holdings, Inc.	131,351	33,635,051
Hyatt Hotels Corp., Class A	20,388	3,225,993
KB Home	29,947	2,009,444
Las Vegas Sands Corp.	164,485	7,538,348
Lear Corp.	28,356	2,668,016
Lucky Strike Entertainment Corp.	14,038	149,505
Marriott International, Inc., Class A	138,699	40,304,542
Mohawk Industries, Inc.(b)	31,146	3,809,156
Murphy USA, Inc.	289	145,341
ODP Corp. (The)(b)	13,324	301,122
O’Reilly Automotive, Inc.(b)	76	98,376
PHINIA, Inc.	20,276	1,031,846
	Shares	Value
Consumer Discretionary-(continued)
Playa Hotels & Resorts N.V.(b)	50,328	$617,021
PulteGroup, Inc.	108,174	12,308,038
PVH Corp.	25,874	2,318,310
RH(b)(c)	72	30,176
Sturm, Ruger & Co., Inc.	8,095	288,182
Toll Brothers, Inc.	264	35,854
TopBuild Corp.(b)	12,550	4,300,634
Travel + Leisure Co.	35,306	1,919,234
United Parks & Resorts, Inc.(b)	10,919	573,903
Vera Bradley, Inc.(b)	10,222	38,230
Wyndham Hotels & Resorts, Inc.	35,296	3,706,786
Yum China Holdings, Inc. (China)	215,044	9,945,785
		283,114,548
Consumer Staples-3.51%
Archer-Daniels-Midland Co.	230,698	11,818,658
Beauty Health Co. (The)(b)(c)	54,910	91,700
Boston Beer Co., Inc. (The), Class A(b)	4,540	1,138,042
Coca-Cola Consolidated, Inc.	3,079	4,210,902
Maplebear, Inc.(b)	116,562	5,627,613
Monster Beverage Corp.(b)	397,141	19,344,738
Seaboard Corp.	149	363,313
Seneca Foods Corp., Class A(b)	2,534	184,754
Spectrum Brands Holdings, Inc.	15,910	1,345,350
TreeHouse Foods, Inc.(b)	21,779	751,811
		44,876,881
Energy-9.09%
Cheniere Energy, Inc.	127,253	28,460,134
CNX Resources Corp.(b)(c)	75,350	2,063,083
Core Natural Resources, Inc.	14,505	1,310,382
Gran Tierra Energy, Inc. (Colombia)(b)	20,679	118,077
Magnolia Oil & Gas Corp., Class A	80,179	1,900,242
Marathon Petroleum Corp.	173,168	25,232,309
Murphy Oil Corp.	72,792	1,938,451
Navigator Holdings Ltd.	18,908	314,062
Par Pacific Holdings, Inc.(b)	25,388	424,487
Patterson-UTI Energy, Inc.	179,149	1,445,732
PBF Energy, Inc., Class A	42,442	1,241,853
Peabody Energy Corp.(c)	54,440	988,086
Phillips 66	222,523	26,228,786
PrimeEnergy Resources Corp.(b)	311	67,767
ProPetro Holding Corp.(b)	33,276	295,491
Ranger Energy Services, Inc.	9,589	157,164
Scorpio Tankers, Inc. (Monaco)	28,012	1,333,932
Solaris Energy Infrastructure, Inc., Class A	29	791
Valero Energy Corp.	170,580	22,687,140
		116,207,969
Financials-28.12%
Acadian Asset Management, Inc.	13,546	337,566
Affiliated Managers Group, Inc.	13,543	2,545,271
Aflac, Inc.	267,818	28,758,297
American International Group, Inc.	332,556	24,496,075
Angel Oak Mortgage REIT, Inc.	10,401	106,298
Assured Guaranty Ltd.	25,694	2,430,652
Bancorp, Inc. (The)(b)	21,477	1,311,386
Bank of New York Mellon Corp. (The)	391,759	33,663,851
Brighthouse Financial, Inc.(b)	30,635	1,890,486
Cannae Holdings, Inc.	31,314	618,765
Citizens Financial Group, Inc.	325	15,460
CNO Financial Group, Inc.	51,512	2,057,389
Corebridge Financial, Inc.	206,493	6,971,204
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Corpay, Inc.(b)	32,421	$12,335,866
Diamond Hill Investment Group, Inc.	1,420	213,057
Discover Financial Services	94	18,902
Donegal Group, Inc., Class A	8,673	128,621
Enova International, Inc.(b)	12,486	1,402,428
Equitable Holdings, Inc.	142,172	7,737,000
Federated Hermes, Inc., Class B	39,901	1,586,863
Fidelity National Information Services, Inc.	274,804	22,388,282
First Bancorp	74,354	1,543,589
Fiserv, Inc.(b)	126	27,221
Genworth Financial, Inc., Class A(b)	193,760	1,400,885
Globe Life, Inc.	45,230	5,522,131
Hartford Financial Services Group, Inc. (The)	253	28,222
International General Insurance Holdings Ltd. (Jordan)	17,724	444,341
International Money Express, Inc.(b)	16,403	310,181
Jackson Financial, Inc., Class A	38,122	3,592,617
Jefferies Financial Group, Inc.	15	1,153
Lazard, Inc.	51,806	2,816,692
Loews Corp.	109	9,314
MetLife, Inc.	329,885	28,538,351
MGIC Investment Corp.	114,961	2,936,104
Mr. Cooper Group, Inc.(b)	328	34,050
Navient Corp.	37,145	507,772
Old Republic International Corp.	117,924	4,313,660
OppFi, Inc.	12,034	164,986
Pathward Financial, Inc.	10,807	861,642
PayPal Holdings, Inc.(b)	568,611	50,367,562
Primerica, Inc.	13,817	4,009,279
PROG Holdings, Inc.	18,614	795,749
Runway Growth Finance Corp.	21,183	245,935
SLM Corp.	102,364	2,856,979
State Street Corp.	165	16,767
Synchrony Financial	185,493	12,795,307
Unum Group	79,751	6,081,014
Virtu Financial, Inc., Class A	167	6,690
Voya Financial, Inc.	50,206	3,564,124
Wells Fargo & Co.	871,783	68,696,500
Western Union Co. (The)	160,937	1,660,870
WEX, Inc.(b)	20,758	3,817,189
World Acceptance Corp.(b)	2,968	418,963
		359,399,558
Health Care-5.85%
Azenta, Inc.(b)(c)	20,992	1,134,618
Cardinal Health, Inc.	142	17,560
DaVita, Inc.(b)	26,044	4,588,953
DENTSPLY SIRONA, Inc.	91,321	1,804,503
Exelixis, Inc.(b)	147,394	4,886,111
Fulcrum Therapeutics, Inc.(b)	24,780	98,129
HCA Healthcare, Inc.	104,873	34,598,651
Incyte Corp.(b)	102,709	7,616,899
Integra LifeSciences Holdings Corp.(b)	38,076	993,784
McKesson Corp.	43	25,574
Omeros Corp.(b)	30,567	263,487
OPKO Health, Inc.(b)	239,992	364,788
Premier, Inc., Class A	44,153	1,000,507
Pro-Dex, Inc.(b)	1,275	48,412
Progyny, Inc.(b)	31,392	727,353
Roivant Sciences Ltd.(b)	239,465	2,665,245
Tenet Healthcare Corp.(b)	40,991	5,775,222
United Therapeutics Corp.(b)	22,789	8,002,813
	Shares	Value
Health Care-(continued)
Utah Medical Products, Inc.	1,674	$102,499
Zynex, Inc.(b)(c)	9,030	70,795
		74,785,903
Industrials-14.87%
AerCap Holdings N.V. (Ireland)	101,153	9,670,227
American Woodmark Corp.(b)	6,660	518,548
Atkore, Inc.	18,316	1,491,655
Avis Budget Group, Inc.(b)	18,136	1,626,799
Builders FirstSource, Inc.(b)	56,135	9,390,263
Carlisle Cos., Inc.	23,652	9,211,508
Caterpillar, Inc.	168,800	62,699,072
CNH Industrial N.V.	460,451	5,930,609
Conduent, Inc.(b)	84,337	333,975
Core & Main, Inc., Class A(b)	98,162	5,540,263
Deere & Co.	74	35,265
DXP Enterprises, Inc.(b)	277	28,057
Griffon Corp.	19,800	1,500,246
Huron Consulting Group, Inc.(b)	9,358	1,186,407
IBEX Holdings Ltd.(b)	7,892	173,703
Legalzoom.com, Inc.(b)	54,891	493,470
Liquidity Services, Inc.(b)	114	3,950
Matson, Inc.	57	8,085
MillerKnoll, Inc.	31,383	704,235
REV Group, Inc.	24,246	841,336
RTX Corp.	529,158	68,234,924
Ryder System, Inc.	118	18,810
Safe Bulkers, Inc. (Monaco)	33,308	118,243
Science Applications International Corp.	25,229	2,731,796
SkyWest, Inc.(b)	119	14,390
Taylor Devices, Inc.(b)	1,775	59,285
Textron, Inc.	91,539	7,003,649
TrueBlue, Inc.(b)	14,586	118,876
Wabash National Corp.	20,893	325,931
		190,013,577
Information Technology-5.19%
AppLovin Corp., Class A(b)	222	82,049
ASGN, Inc.(b)	20,807	1,835,385
Blackbaud, Inc.(b)	18,122	1,398,112
Clearfield, Inc.(b)	6,726	245,432
Core Scientific, Inc.(b)	142,545	1,749,027
Diodes, Inc.(b)	19,972	1,177,949
Dropbox, Inc., Class A(b)	117,977	3,792,960
DXC Technology Co.(b)	79,057	1,717,118
GoDaddy, Inc., Class A(b)	6	1,276
Hackett Group, Inc. (The)	1	31
HP, Inc.	494,658	16,076,385
InterDigital, Inc.(c)	185	33,851
IPG Photonics Corp.(b)	15,208	1,115,203
Jabil, Inc.	56,381	9,156,838
Magnachip Semiconductor Corp. (South Korea)(b)	19,835	80,332
MeridianLink, Inc.(b)	19,276	371,063
Sprinklr, Inc., Class A(b)	55,591	495,316
TD SYNNEX Corp.	38,125	5,433,194
Twilio, Inc., Class A(b)	82,645	12,114,104
VeriSign, Inc.(b)	44,149	9,492,035
		66,367,660
Materials-1.78%
CF Industries Holdings, Inc.	86,855	8,008,900
Cleveland-Cliffs, Inc.(b)	243,730	2,495,795
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
DuPont de Nemours, Inc.	211	$16,205
MP Materials Corp.(b)	60,168	1,321,289
Ryerson Holding Corp.	14,089	315,030
Steel Dynamics, Inc.	82,032	10,516,503
Sylvamo Corp.	164	13,136
		22,686,858
Real Estate-0.39%
Healthcare Realty Trust, Inc.	180,898	3,030,041
JBG SMITH Properties, (Acquired 01/31/2023 - 01/31/2025; Cost $657,017)(d)	37,372	579,640
National Storage Affiliates Trust(c)	37,190	1,381,609
		4,991,290
Utilities-3.09%
NRG Energy, Inc.	106,847	10,945,407
Vistra Corp.	169,810	28,533,174
		39,478,581
Total Common Stocks & Other Equity Interests (Cost $1,193,025,918)		1,278,755,763

Closed-End Fund-0.01%
SuRo Capital Corp.(b)	12,597	66,890
Total Closed-End Fund (Cost $67,003)		66,890
	Shares	Value
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $1,679,842)	1,679,842	$1,679,842
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $1,194,772,763)		1,280,502,495
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.95%
Invesco Private Government Fund, 4.35%(e)(f)(g)	14,021,888	14,021,888
Invesco Private Prime Fund, 4.48%(e)(f)(g)	36,473,428	36,484,370
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,506,258)		50,506,258
TOTAL INVESTMENTS IN SECURITIES-104.15% (Cost $1,245,279,021)		1,331,008,753
OTHER ASSETS LESS LIABILITIES-(4.15)%		(53,075,571)
NET ASSETS-100.00%		$1,277,933,182

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Restricted security. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,218,822	$16,174,627	$(15,713,607)	$-	$-	$1,679,842	$43,545
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,741,055	100,237,517	(103,956,684)	-	-	14,021,888	567,220 *
Invesco Private Prime Fund	45,618,982	160,614,864	(169,748,065)	5,955	(7,366)	36,484,370	1,496,242 *
Total	$64,578,859	$277,027,008	$(289,418,356)	$5,955	$(7,366)	$52,186,100	$2,107,007

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.34%
Cogent Communications Holdings, Inc.(b)	1,489	$112,181
Comcast Corp., Class A	115,589	3,890,726
Interpublic Group of Cos., Inc. (The)	11,415	327,268
John Wiley & Sons, Inc., Class A(b)	1,380	56,483
Nexstar Media Group, Inc., Class A	910	139,430
Verizon Communications, Inc.	127,512	5,022,698
		9,548,786
Consumer Discretionary-4.88%
Best Buy Co., Inc.	6,561	563,327
Brunswick Corp.(b)	1,969	132,789
Churchill Downs, Inc.(b)	2,251	278,179
Dillard’s, Inc., Class A(b)	383	179,286
Domino’s Pizza, Inc.(b)	1,028	461,695
Genuine Parts Co.	4,228	491,505
Haverty Furniture Cos., Inc.(b)	469	10,520
Home Depot, Inc. (The)	30,117	12,407,602
Johnson Outdoors, Inc., Class A(b)	284	9,202
Lithia Motors, Inc., Class A	807	303,513
Lowe’s Cos., Inc.	17,113	4,450,065
McDonald’s Corp.	21,719	6,270,275
Monro, Inc.(b)	881	17,303
NIKE, Inc., Class B	36,047	2,772,014
Polaris, Inc.(b)	1,710	81,567
Pool Corp.(b)	1,157	398,297
Service Corp. International	4,406	344,197
Shoe Carnival, Inc.(b)	794	21,486
Starbucks Corp.	34,390	3,703,115
Thor Industries, Inc.(b)	1,614	165,984
Tractor Supply Co.	16,215	881,447
Williams-Sonoma, Inc.	3,736	789,678
		34,733,046
Consumer Staples-12.52%
Altria Group, Inc.	51,288	2,678,772
Andersons, Inc. (The)	1,004	40,913
Archer-Daniels-Midland Co.	14,517	743,706
Brown-Forman Corp., Class B(b)	9,263	305,772
Casey’s General Stores, Inc.	1,122	473,226
Church & Dwight Co., Inc.	7,436	784,647
Clorox Co. (The)	3,753	595,526
Coca-Cola Co. (The)	130,514	8,285,029
Colgate-Palmolive Co.	24,735	2,144,524
Costco Wholesale Corp.	13,431	13,160,768
Flowers Foods, Inc.	6,371	124,553
Hershey Co. (The)(b)	4,486	669,536
Hormel Foods Corp.	16,658	499,407
Ingredion, Inc.	1,997	272,471
J&J Snack Foods Corp.	607	83,299
J.M. Smucker Co. (The)	3,214	343,544
Kimberly-Clark Corp.	10,074	1,309,318
Kroger Co. (The)(b)	21,983	1,355,032
Lancaster Colony Corp.	826	139,379
McCormick & Co., Inc.	7,658	591,427
Mondelez International, Inc., Class A	40,482	2,347,551
Oil-Dri Corp.of America(b)	322	13,530
PepsiCo, Inc.	41,596	6,268,101
Philip Morris International, Inc.	47,115	6,134,373
Procter & Gamble Co. (The)	71,348	11,843,055
SpartanNash Co.	1,029	18,759
Sysco Corp.	14,837	1,081,914
Target Corp.	13,910	1,918,328
	Shares	Value
Consumer Staples-(continued)
Tootsie Roll Industries, Inc.(b)	1,240	$38,514
Tyson Foods, Inc., Class A	8,633	487,678
Universal Corp.	747	39,681
Walgreens Boots Alliance, Inc.(b)	26,061	267,907
Walmart, Inc.	243,681	23,919,727
WD-40 Co.(b)	425	99,854
		89,079,821
Energy-3.89%
Chevron Corp.	54,463	8,125,335
Delek Logistics Partners L.P.	1,610	69,826
Enterprise Products Partners L.P.	65,768	2,147,325
Exxon Mobil Corp.	133,174	14,226,978
MPLX L.P.	30,802	1,602,012
Phillips 66	12,502	1,473,611
		27,645,087
Financials-21.42%
1st Source Corp.(b)	743	46,601
Aflac, Inc.	16,826	1,806,776
Allstate Corp. (The)	8,028	1,544,025
American Financial Group, Inc.	2,542	347,135
Ameriprise Financial, Inc.	2,935	1,594,762
AMERISAFE, Inc.	599	29,962
Aon PLC, Class A	6,573	2,437,400
Arbor Realty Trust, Inc.(b)	5,681	76,069
Arrow Financial Corp.	534	14,210
Arthur J. Gallagher & Co.	7,561	2,282,061
Associated Banc-Corp	4,978	125,147
Assurant, Inc.	1,572	338,279
Assured Guaranty Ltd.	1,510	142,846
Atlantic Union Bankshares Corp., Class B(b)	2,709	102,319
AXIS Capital Holdings Ltd.	2,533	230,554
BancFirst Corp.(b)	976	116,222
Bank of America Corp.	232,507	10,765,074
Bank of Marin Bancorp	505	12,761
Bank of New York Mellon Corp. (The)	21,997	1,890,202
Bank OZK(b)	3,429	174,159
BlackRock, Inc.	4,695	5,049,472
BOK Financial Corp.	1,982	218,852
Brown & Brown, Inc.	8,660	906,356
Cadence Bank(b)	5,497	193,494
Cass Information Systems, Inc.(b)	427	17,588
Cboe Global Markets, Inc.	3,195	652,834
Chubb Ltd.	12,231	3,325,364
Cincinnati Financial Corp.	4,739	649,480
City Holding Co.(b)	464	54,812
CME Group, Inc., Class A	10,944	2,588,475
CNO Financial Group, Inc.	3,033	121,138
Cohen & Steers, Inc.	1,537	136,224
Commerce Bancshares, Inc.(b)	4,098	273,746
Community Financial System, Inc.(b)	1,614	105,765
Community Trust Bancorp, Inc.(b)	564	30,180
Cullen/Frost Bankers, Inc.	1,955	272,527
Discover Financial Services	7,629	1,534,116
Erie Indemnity Co., Class A	1,402	564,936
Evercore, Inc., Class A	1,156	336,708
FactSet Research Systems, Inc.	1,150	545,571
Federal Agricultural Mortgage Corp., Class C(b)	292	57,752
Fidelity National Financial, Inc.	8,255	480,193
Fifth Third Bancorp	20,273	898,297
First American Financial Corp.	3,117	197,057
First Community Bankshares, Inc.(b)	580	25,155
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
First Financial Bankshares, Inc.(b)	4,304	$160,367
First Financial Corp.(b)	368	17,734
First Interstate BancSystem, Inc., Class A	3,143	103,562
First Merchants Corp.	1,802	80,081
First of Long Island Corp. (The)	707	9,191
Franklin Resources, Inc.	15,878	353,127
German American Bancorp, Inc.	871	35,998
Globe Life, Inc.	2,536	309,620
Goldman Sachs Group, Inc. (The)	9,520	6,096,608
Great Southern Bancorp, Inc.	369	21,693
Hanover Insurance Group, Inc. (The)	1,066	163,194
Hartford Financial Services Group, Inc. (The)	8,745	975,505
Heritage Financial Corp.	1,038	26,677
Hingham Institution for Savings (The)(b)	67	17,102
Home BancShares, Inc.	6,076	183,434
Horace Mann Educators Corp.	1,225	47,322
Horizon Bancorp, Inc.	1,326	22,264
Independent Bank Corp.	1,274	85,562
Intercontinental Exchange, Inc.	17,404	2,781,681
International Bancshares Corp.	1,891	124,598
Jack Henry & Associates, Inc.	2,226	387,524
JPMorgan Chase & Co.	85,322	22,806,571
KeyCorp	29,859	536,865
Lakeland Financial Corp.(b)	758	51,574
MarketAxess Holdings, Inc.	1,130	249,312
Marsh & McLennan Cos., Inc.	14,867	3,224,355
Mastercard, Inc., Class A	27,617	15,339,310
Mercantile Bank Corp.(b)	502	24,503
MetLife, Inc.	20,973	1,814,374
Moody’s Corp.	5,477	2,735,433
Morgan Stanley	48,837	6,760,506
Morningstar, Inc.	1,298	426,575
Nasdaq, Inc.	17,368	1,430,081
NBT Bancorp, Inc.(b)	1,421	67,682
Old Republic International Corp.	7,637	279,361
PNC Financial Services Group, Inc. (The)	12,013	2,414,012
Primerica, Inc.	992	287,849
Principal Financial Group, Inc.	6,888	567,916
Prosperity Bancshares, Inc.(b)	2,875	230,000
Prudential Financial, Inc.	10,769	1,300,464
Raymond James Financial, Inc.	6,171	1,039,690
Regions Financial Corp.	27,460	676,614
Reinsurance Group of America, Inc.	2,003	456,404
RenaissanceRe Holdings Ltd. (Bermuda)	1,565	363,988
RLI Corp.	2,748	201,566
S&P Global, Inc.	9,410	4,906,468
S&T Bancorp, Inc.(b)	1,142	45,040
SEI Investments Co.	3,857	333,939
Selective Insurance Group, Inc.	1,843	155,052
Simmons First National Corp., Class A(b)	3,758	85,382
Southern Missouri Bancorp, Inc.	355	21,009
Southside Bancshares, Inc.(b)	892	28,036
SouthState Corp.	2,306	243,490
State Street Corp.	8,866	900,963
Stock Yards Bancorp, Inc.(b)	863	63,612
T. Rowe Price Group, Inc.	6,717	785,352
Tompkins Financial Corp.	451	31,602
Towne Bank(b)	2,258	80,769
Travelers Cos., Inc. (The)	6,852	1,679,973
TriCo Bancshares	986	43,256
Truist Financial Corp.	40,224	1,915,467
U.S. Bancorp	47,222	2,256,267
	Shares	Value
Financials-(continued)
UMB Financial Corp.	1,471	$173,431
United Bankshares, Inc.	4,059	156,271
Unum Group(b)	5,472	417,240
Visa, Inc., Class A	52,383	17,904,509
W.R. Berkley Corp.	11,497	676,368
WaFd, Inc.(b)	2,453	72,805
Washington Trust Bancorp, Inc.	533	17,466
WesBanco, Inc.(b)	2,039	71,447
Westamerica Bancorporation(b)	780	40,373
Wintrust Financial Corp.	2,039	266,722
WSFS Financial Corp.	1,832	102,592
Zions Bancorporation N.A.	4,473	258,808
		152,334,214
Health Care-13.25%
Abbott Laboratories	52,598	6,728,862
AbbVie, Inc.	53,558	9,849,316
Agilent Technologies, Inc.	8,724	1,321,860
Amgen, Inc.	16,295	4,650,919
Becton, Dickinson and Co.	8,769	2,171,204
Bristol-Myers Squibb Co.	61,507	3,625,838
Cardinal Health, Inc.	7,305	903,336
Cencora, Inc.	5,847	1,486,366
Chemed Corp.	459	257,958
Danaher Corp.	21,893	4,876,447
Elevance Health, Inc.	7,010	2,773,857
Ensign Group, Inc. (The)(b)	1,719	240,076
Humana, Inc.	3,667	1,075,274
Johnson & Johnson	72,989	11,105,276
LeMaitre Vascular, Inc.(b)	699	67,754
McKesson Corp.	3,826	2,275,514
Medtronic PLC	38,808	3,524,543
Merck & Co., Inc.	76,641	7,573,664
National HealthCare Corp.	480	49,282
Perrigo Co. PLC(b)	4,077	101,558
Pfizer, Inc.	171,866	4,557,886
Quest Diagnostics, Inc.	3,387	552,420
ResMed, Inc.	4,463	1,054,071
STERIS PLC(b)	2,983	658,199
Stryker Corp.	11,555	4,521,356
UnitedHealth Group, Inc.	27,885	15,127,334
West Pharmaceutical Services, Inc.	2,212	755,509
Zoetis, Inc.	13,675	2,337,057
		94,222,736
Industrials-11.36%
3M Co.	16,496	2,510,691
A.O. Smith Corp.	3,579	240,867
ABM Industries, Inc.	1,926	102,771
AGCO Corp.(b)	2,252	235,176
Air Lease Corp., Class A	3,365	155,463
Apogee Enterprises, Inc.	691	35,255
Applied Industrial Technologies, Inc.	1,155	300,335
Automatic Data Processing, Inc.	12,347	3,741,265
Booz Allen Hamilton Holding Corp.	3,842	495,618
Brady Corp., Class A	1,347	100,338
Broadridge Financial Solutions, Inc.	3,544	844,252
C.H. Robinson Worldwide, Inc.	3,549	353,090
Carlisle Cos., Inc.	1,365	531,613
Caterpillar, Inc.	14,635	5,436,024
Cintas Corp.	12,204	2,447,756
Comfort Systems USA, Inc.	1,077	470,380
CSG Systems International, Inc.	867	50,971
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
CSX Corp.	58,314	$1,916,781
Cummins, Inc.	4,158	1,481,288
Donaldson Co., Inc.	3,651	259,915
Douglas Dynamics, Inc.(b)	719	18,586
Dover Corp.	4,170	849,346
Eaton Corp. PLC	11,968	3,906,834
Emerson Electric Co.	17,249	2,241,508
Expeditors International of Washington, Inc.	4,266	484,532
Exponent, Inc.	1,528	140,072
Fastenal Co.	17,290	1,266,320
Franklin Electric Co., Inc.	1,386	138,586
GATX Corp.(b)	1,056	174,736
General Dynamics Corp.	8,328	2,140,129
Gorman-Rupp Co. (The)	766	29,399
Graco, Inc.	5,141	432,718
Griffon Corp.	1,405	106,457
HEICO Corp.(b)	1,660	396,640
Hillenbrand, Inc.(b)	2,141	72,773
HNI Corp.(b)	1,413	70,438
Honeywell International, Inc.	19,729	4,413,772
Hubbell, Inc.	1,632	690,352
Huntington Ingalls Industries, Inc.	1,184	233,556
Hyster-Yale, Inc.(b)	439	23,451
IDEX Corp.	2,289	513,446
Illinois Tool Works, Inc.	8,943	2,317,668
Insperity, Inc.	1,112	83,411
ITT, Inc.	2,460	371,509
J.B. Hunt Transport Services, Inc.	3,036	519,824
Kadant, Inc.(b)	367	136,854
L3Harris Technologies, Inc.	5,758	1,220,754
Lennox International, Inc.	1,076	637,444
Lincoln Electric Holdings, Inc.	1,724	342,697
Lindsay Corp.	345	46,296
Lockheed Martin Corp.	7,174	3,321,203
ManpowerGroup, Inc.	1,455	87,620
Masco Corp.	6,498	515,161
Matson, Inc.	1,025	145,396
Matthews International Corp., Class A	905	25,331
MSA Safety, Inc.	1,176	193,723
Nordson Corp.	1,735	382,082
Northrop Grumman Corp.	4,406	2,146,912
Oshkosh Corp.	1,993	231,985
Paychex, Inc.	10,923	1,612,999
Regal Rexnord Corp.	2,024	321,270
Republic Services, Inc.	9,491	2,058,313
Robert Half, Inc.(b)	3,183	206,227
Rockwell Automation, Inc.	3,418	951,674
RTX Corp.	40,361	5,204,551
Ryder System, Inc.	1,257	200,378
Simpson Manufacturing Co., Inc.	1,274	214,032
Snap-on, Inc.	1,595	566,464
Standex International Corp.	372	67,964
Stanley Black & Decker, Inc.	4,649	409,437
Tennant Co.(b)	583	49,858
Timken Co. (The)(b)	2,140	171,778
Toro Co. (The)	3,068	255,472
Trane Technologies PLC	6,812	2,471,053
Trinity Industries, Inc.(b)	2,452	92,759
UFP Industries, Inc.	1,874	216,728
Union Pacific Corp.	18,392	4,557,354
United Parcel Service, Inc., Class B	22,144	2,529,509
W.W. Grainger, Inc.	1,472	1,564,250
	Shares	Value
Industrials-(continued)
Waste Management, Inc.	12,178	$2,682,326
Watsco, Inc.(b)	1,053	503,955
Watts Water Technologies, Inc., Class A	822	169,973
Worthington Enterprises, Inc.(b)	1,510	63,269
Xylem, Inc.	7,343	910,826
		80,831,789
Information Technology-22.39%
Accenture PLC, Class A (Ireland)	18,933	7,288,258
Amphenol Corp., Class A	36,508	2,584,036
Analog Devices, Inc.	15,026	3,183,859
Apple, Inc.	121,473	28,667,628
Avnet, Inc.(b)	2,579	133,231
Badger Meter, Inc.	884	189,097
Broadcom, Inc.	141,556	31,322,096
CDW Corp.	4,015	799,547
Cisco Systems, Inc.	120,742	7,316,965
Corning, Inc.	25,896	1,348,664
HP, Inc.	29,259	950,918
International Business Machines Corp.	28,029	7,167,015
Intuit, Inc.	8,478	5,099,602
KLA Corp.	4,047	2,987,657
Littelfuse, Inc.(b)	759	180,915
Microchip Technology, Inc.	16,293	884,710
Microsoft Corp.	68,075	28,255,210
Motorola Solutions, Inc.	5,077	2,382,382
Oracle Corp.	84,001	14,285,210
Power Integrations, Inc.(b)	1,726	107,564
QUALCOMM, Inc.	33,667	5,822,034
Roper Technologies, Inc.	3,247	1,869,136
TE Connectivity PLC (Switzerland)	9,045	1,338,389
Texas Instruments, Inc.	27,640	5,102,620
		159,266,743
Materials-3.19%
Air Products and Chemicals, Inc.	6,741	2,259,988
Albemarle Corp.(b)	3,565	300,137
AptarGroup, Inc.	2,011	316,029
Ashland, Inc.	1,377	87,426
Avery Dennison Corp.	2,438	452,810
Avient Corp.	2,744	117,718
Balchem Corp.	978	156,441
Cabot Corp.	1,680	145,270
Eastman Chemical Co.	3,483	347,081
Ecolab, Inc.	8,554	2,140,125
H.B. Fuller Co.	1,649	104,101
Hawkins, Inc.	656	70,133
Innospec, Inc.	753	85,352
Linde PLC	14,425	6,435,281
LyondellBasell Industries N.V., Class A	9,790	741,103
Materion Corp.	646	65,246
Nucor Corp.	7,073	908,385
Packaging Corp. of America	2,724	579,286
PPG Industries, Inc.	6,990	806,506
Quaker Chemical Corp.(b)	563	79,484
Reliance, Inc.	1,636	473,622
Royal Gold, Inc.	2,001	279,780
RPM International, Inc.	3,902	493,993
Sherwin-Williams Co. (The)	7,645	2,738,133
Silgan Holdings, Inc.	3,224	177,384
Sonoco Products Co.	2,962	141,110
Steel Dynamics, Inc.	4,588	588,182
Stepan Co.	701	44,436
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
Vulcan Materials Co.	4,004	$1,097,697
Westlake Corp.(b)	3,897	445,310
		22,677,549
Real Estate-1.85%
Agree Realty Corp.	3,182	230,918
Alexandria Real Estate Equities, Inc.	5,303	516,247
American Tower Corp.	14,153	2,617,597
CTO Realty Growth, Inc.(b)	715	14,035
CubeSmart	6,767	282,184
EastGroup Properties, Inc.	1,480	251,038
Equity LifeStyle Properties, Inc.	5,766	377,385
Essex Property Trust, Inc.	1,955	556,334
Extra Space Storage, Inc.	6,444	992,376
First Industrial Realty Trust, Inc.	3,978	212,385
Getty Realty Corp.(b)	1,634	50,670
Mid-America Apartment Communities, Inc.	3,544	540,744
NNN REIT, Inc.	5,573	219,521
Prologis, Inc.	28,033	3,342,935
Realty Income Corp.	26,466	1,446,102
Regency Centers Corp.	5,453	391,744
Rexford Industrial Realty, Inc.(b)	6,679	271,568
STAG Industrial, Inc.	5,470	186,965
Terreno Realty Corp.(b)	3,050	199,531
UDR, Inc.	10,011	417,859
Universal Health Realty Income Trust	433	16,904
		13,135,042
Utilities-3.85%
AES Corp. (The)	21,464	236,104
Alliant Energy Corp.	7,795	458,970
Ameren Corp.	8,114	764,339
American Electric Power Co., Inc.	16,145	1,588,022
American States Water Co.	1,103	82,173
American Water Works Co., Inc.	5,918	737,620
Artesian Resources Corp., Class A	294	9,114
Atmos Energy Corp.	4,718	672,362
Avista Corp.(b)	2,337	85,581
Black Hills Corp.	2,213	129,969
Brookfield Infrastructure Partners L.P. (Canada)	13,971	458,389
California Water Service Group	1,750	79,258
Chesapeake Utilities Corp.	696	85,086
CMS Energy Corp.	9,024	595,584
Consolidated Edison, Inc.	10,515	985,676
DTE Energy Co.	6,293	754,405
Duke Energy Corp.	23,419	2,622,694
Edison International	11,727	633,258
Essential Utilities, Inc.	8,258	292,994
Evergy, Inc.	6,977	447,714
Eversource Energy	11,126	641,748
IDACORP, Inc.	1,619	177,993
MDU Resources Group, Inc.	6,156	109,700
	Shares	Value
Utilities-(continued)
MGE Energy, Inc.(b)	1,077	$96,768
Middlesex Water Co.	557	28,206
National Fuel Gas Co.	2,774	194,263
New Jersey Resources Corp.	2,967	142,268
NextEra Energy, Inc.	62,360	4,462,482
NiSource, Inc.	14,214	530,182
Northwest Natural Holding Co.	1,124	44,870
NorthWestern Energy Group, Inc.	1,862	100,380
OGE Energy Corp.(b)	6,051	255,534
Otter Tail Corp.(b)	1,251	96,377
Pinnacle West Capital Corp.	3,441	299,229
Portland General Electric Co.	3,133	128,892
Public Service Enterprise Group, Inc.	15,134	1,264,294
Sempra	19,228	1,594,578
SJW Group	949	47,668
Southern Co. (The)	33,252	2,791,505
Southwest Gas Holdings, Inc.	2,186	163,250
Spire, Inc.	1,758	124,748
UGI Corp.(b)	6,530	200,667
WEC Energy Group, Inc.	9,611	953,988
Xcel Energy, Inc.	17,347	1,165,718
York Water Co. (The)	448	13,857
		27,348,477
Total Common Stocks & Other Equity Interests (Cost $515,693,035)		710,823,290
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $480,751)	480,751	480,751
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $516,173,786)		711,304,041
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.58%
Invesco Private Government Fund, 4.35%(c)(d)(e)	3,102,141	3,102,141
Invesco Private Prime Fund, 4.48%(c)(d)(e)	8,146,544	8,148,988
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,251,129)		11,251,129
TOTAL INVESTMENTS IN SECURITIES-101.59% (Cost $527,424,915)		722,555,170
OTHER ASSETS LESS LIABILITIES-(1.59)%		(11,307,036)
NET ASSETS-100.00%		$711,248,134
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$210,130	$14,040,893	$(13,770,272)	$-	$-	$480,751	$19,239
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,167,515	38,774,632	(39,840,006)	-	-	3,102,141	137,139 *
Invesco Private Prime Fund	10,719,241	80,814,692	(83,385,074)	966	(837)	8,148,988	367,667 *
Total	$15,096,886	$133,630,217	$(136,995,352)	$966	$(837)	$11,731,880	$524,045

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-11.70%
Verizon Communications, Inc.	822,450	$32,396,306
Walt Disney Co. (The)	62,984	7,120,971
		39,517,277
Consumer Discretionary-11.25%
Home Depot, Inc. (The)	36,850	15,181,463
McDonald’s Corp.	44,694	12,903,158
NIKE, Inc., Class B	128,766	9,902,105
		37,986,726
Consumer Staples-10.05%
Coca-Cola Co. (The)	214,870	13,639,947
Procter & Gamble Co. (The)	77,222	12,818,080
Walmart, Inc.	76,367	7,496,185
		33,954,212
Energy-7.94%
Chevron Corp.	179,841	26,830,479
Financials-16.87%
American Express Co.	23,942	7,600,388
Goldman Sachs Group, Inc. (The)	28,160	18,033,664
JPMorgan Chase & Co.	57,455	15,357,721
Travelers Cos., Inc. (The)	44,350	10,873,733
Visa, Inc., Class A	15,005	5,128,709
		56,994,215
Health Care-14.56%
Amgen, Inc.	46,445	13,256,332
Johnson & Johnson	103,652	15,770,652
Merck & Co., Inc.	128,538	12,702,125
UnitedHealth Group, Inc.	13,719	7,442,420
		49,171,529
	Shares	Value
Industrials-10.78%
3M Co.	89,404	$13,607,289
Caterpillar, Inc.	26,267	9,756,614
Honeywell International, Inc.	58,296	13,041,981
		36,405,884
Information Technology-16.63%
Apple, Inc.	11,244	2,653,584
Cisco Systems, Inc.	364,742	22,103,365
International Business Machines Corp.	88,241	22,563,224
Microsoft Corp.	9,566	3,970,464
Salesforce, Inc.	14,230	4,862,391
		56,153,028
Total Common Stocks & Other Equity Interests (Cost $295,214,199)		337,013,350
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(b)(c) (Cost $74,489)	74,489	74,489
TOTAL INVESTMENTS IN SECURITIES-99.80% (Cost $295,288,688)		337,087,839
OTHER ASSETS LESS LIABILITIES-0.20%		668,614
NET ASSETS-100.00%		$337,756,453

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,539,183	$(8,464,694)	$-	$-	$74,489	$10,918
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	718,604	26,553,692	(27,272,296)	-	-	-	28,983 *
Invesco Private Prime Fund	1,848,277	68,444,046	(70,293,132)	182	627	-	75,677 *
Total	$2,566,881	$103,536,921	$(106,030,122)	$182	$627	$74,489	$115,578

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
January 31, 2025
(Unaudited)

	Shares	Value
Preferred Stocks-99.87%
Banks-50.33%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	392,829	$7,059,137
Series QQ, Pfd., 4.25%(b)	558,077	10,173,744
Series NN, Pfd., 4.38%(b)	462,433	8,767,730
Series SS, Pfd., 4.75%(b)	295,602	6,068,709
Series LL, Pfd., 5.00%(b)	559,851	12,081,585
Series KK, Pfd., 5.38%	594,965	13,731,792
Series HH, Pfd., 5.88%(b)	366,218	9,126,153
Series GG, Pfd., 6.00%(b)	581,133	14,545,759
Bank OZK, Series A, Pfd., 4.63%(b)	271,157	4,804,902
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	355,305	7,248,222
Pfd., 7.38%(b)	314,462	8,370,978
Fifth Third Bancorp, Series K, Pfd., 4.95%(b)	194,393	4,362,179
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	274,247	6,137,648
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	393,698	7,094,438
Series J, Pfd., 6.88%(c)	255,899	6,499,835
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	859,836	15,829,581
Series JJ, Pfd., 4.55%(b)	644,353	12,874,173
Series LL, Pfd., 4.63%(b)	796,578	16,066,978
Series GG, Pfd., 4.75%(b)	386,406	8,068,157
Series DD, Pfd., 5.75%(b)	729,701	18,074,694
Series EE, Pfd., 6.00%(b)	796,581	19,954,354
KeyCorp
Series G, Pfd., 5.63%(b)	349,872	7,742,667
Series F, Pfd., 5.65%(b)	330,197	7,165,275
Series E, Pfd., 6.13%(b)(c)	388,754	9,641,099
Pfd., 6.20%(c)	466,479	11,396,082
M&T Bank Corp.
Series H, Pfd., 5.63%(b)(c)	196,359	4,859,885
Series J, Pfd., 7.50%(b)	594,489	16,003,644
Regions Financial Corp.
Series E, Pfd., 4.45%	314,462	5,644,593
Series C, Pfd., 5.70%(b)(c)	396,672	9,813,665
Pfd., 6.95%(c)	393,700	10,039,350
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	232,772	4,923,128
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	728,312	14,966,812
Series O, Pfd., 5.25%(b)	453,235	10,197,788
U.S. Bancorp
Series L, Pfd., 3.75%(b)	393,700	6,448,806
Series M, Pfd., 4.00%(b)	590,524	10,316,454
Series O, Pfd., 4.50%(b)	355,305	7,123,865
Series K, Pfd., 5.50%(b)	452,742	10,720,931
WaFd, Inc., Series A, Pfd., 4.88%	232,772	3,889,620
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	537,618	9,757,767
Series CC, Pfd., 4.38%	451,655	8,477,564
Series AA, Pfd., 4.70%(b)	502,862	10,052,211
Series Z, Pfd., 4.75%(b)	866,238	17,515,332
Series Y, Pfd., 5.63%(b)	296,081	7,197,729
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	232,772	5,235,042
		426,070,057
	Shares	Value
Capital Markets-14.35%
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	470,458	$9,296,250
Series D, Pfd., 5.95%(b)	594,495	15,028,834
Morgan Stanley
Series O, Pfd., 4.25%(b)	559,401	10,315,354
Series L, Pfd., 4.88%(b)	214,460	4,469,346
Series K, Pfd., 5.85%(b)	429,923	10,477,224
Series I, Pfd., 6.38%(b)	429,926	10,799,741
Series P, Pfd., 6.50%(b)	429,926	11,053,397
Series Q, Pfd., 6.63%(b)	429,934	11,178,284
Series F, Pfd., 6.88%	365,660	9,276,794
Series E, Pfd., 7.13%	372,079	9,499,177
Northern Trust Corp., Series E, Pfd., 4.70%(b)	317,432	6,532,751
State Street Corp., Series G, Pfd., 5.35%(b)	396,684	9,449,013
Stifel Financial Corp., Series D, Pfd., 4.50%(b)	232,772	4,143,342
		121,519,507
Consumer Finance-7.16%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	225,768	3,844,829
Series L, Pfd., 4.38%(b)	358,001	6,250,697
Series J, Pfd., 4.80%	663,233	12,667,750
Series I, Pfd., 5.00%(b)	795,943	15,974,576
Synchrony Financial
Series A, Pfd., 5.63%(b)	594,489	11,592,536
Series B, Pfd., 8.25%(b)(c)	393,700	10,240,137
		60,570,525
Financial Services-4.15%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	237,704	4,352,360
Series A, Pfd., 5.25%(b)	628,908	13,464,921
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	436,017	11,667,815
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	234,758	5,671,753
		35,156,849
Insurance-23.88%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	224,411	4,602,670
Series H, Pfd., 5.10%(b)	862,150	19,320,781
Series J, Pfd., 7.38%(b)	449,769	11,954,860
American National Group, Inc., Series B, Pfd., 6.63%(b)(c)	235,244	5,935,206
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	393,698	7,334,594
Series F, Pfd., 5.45%(b)	261,734	5,661,306
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	196,863	4,035,692
Pfd., 5.63% (Bermuda)(b)	197,849	3,941,152
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	327,495	5,799,936
Series B, Pfd., 5.63%(b)	196,519	4,048,291
Series A, Pfd., 6.35%(b)(c)	493,270	12,129,509
Series C, Pfd., 6.38%(b)(c)	341,754	8,567,773
Series E, Pfd., 7.75%(c)	284,776	7,424,110
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	436,017	9,034,272
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Insurance-(continued)
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	276,065	$4,132,693
Series C, Pfd., 5.38%(b)	453,235	7,387,731
Series A, Pfd., 6.60%	334,639	7,087,654
Series B, Pfd., 6.75%	316,849	6,742,547
Enstar Group Ltd., Series D, Pfd., 7.00%(b)(c)	317,432	6,421,649
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	274,247	6,850,690
Lincoln National Corp., Series D, Pfd., 9.00%(b)	396,684	10,789,805
MetLife, Inc.
Series F, Pfd., 4.75%(b)	787,360	16,518,813
Series E, Pfd., 5.63%(b)	634,229	15,519,584
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	396,684	6,588,921
Series F, Pfd., 5.75% (Bermuda)(b)	194,309	4,371,953
		202,202,192
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $951,151,571)		845,519,130
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.24%
Invesco Private Government Fund, 4.35%(d)(e)(f)	18,042,581	$18,042,581
Invesco Private Prime Fund, 4.48%(d)(e)(f)	43,268,525	43,281,506
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,324,087)		61,324,087
TOTAL INVESTMENTS IN SECURITIES-107.11% (Cost $1,012,475,658)		906,843,217
OTHER ASSETS LESS LIABILITIES-(7.11)%		(60,181,757)
NET ASSETS-100.00%		$846,661,460

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$50,058,740	$(50,058,740)	$-	$-	$-	$74,706
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,510,773	81,141,994	(69,610,186)	-	-	18,042,581	363,623 *
Invesco Private Prime Fund	16,697,234	200,241,325	(173,657,284)	1,349	(1,118)	43,281,506	970,089 *
Total	$23,208,007	$331,442,059	$(293,326,210)	$1,349	$(1,118)	$61,324,087	$1,408,418

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Air Freight & Logistics-1.99%
United Parcel Service, Inc., Class B	211,926	$24,208,307
Banks-16.14%
First Interstate BancSystem, Inc., Class A	920,538	30,331,727
Independent Bank Corp.	258,568	17,365,427
KeyCorp	1,295,522	23,293,486
PNC Financial Services Group, Inc. (The)	81,914	16,460,618
Regions Financial Corp.	782,584	19,282,870
Truist Financial Corp.	547,753	26,083,998
U.S. Bancorp	415,908	19,872,084
United Bankshares, Inc.	496,598	19,119,023
WesBanco, Inc.(b)	691,249	24,221,365
		196,030,598
Capital Markets-4.48%
Franklin Resources, Inc.	1,433,232	31,875,079
T. Rowe Price Group, Inc.	193,103	22,577,603
		54,452,682
Chemicals-4.28%
Eastman Chemical Co.(b)	177,124	17,650,407
LyondellBasell Industries N.V., Class A	454,427	34,400,124
		52,050,531
Consumer Staples Distribution & Retail-4.81%
Walgreens Boots Alliance, Inc.(b)	5,678,837	58,378,444
Containers & Packaging-1.81%
Sonoco Products Co.	461,072	21,965,470
Diversified Telecommunication Services-4.79%
Cogent Communications Holdings, Inc.(b)	347,400	26,173,116
Verizon Communications, Inc.	813,998	32,063,381
		58,236,497
Electric Utilities-9.16%
Evergy, Inc.	372,451	23,900,181
Eversource Energy	406,507	23,447,324
OGE Energy Corp.	519,914	21,955,968
Pinnacle West Capital Corp.(b)	241,396	20,991,796
Portland General Electric Co.	509,113	20,944,909
		111,240,178
Food Products-1.79%
Flowers Foods, Inc.	1,113,143	21,761,946
Gas Utilities-6.44%
Northwest Natural Holding Co.	609,619	24,335,990
Spire, Inc.	337,984	23,983,345
UGI Corp.(b)	973,772	29,924,014
		78,243,349
Household Products-1.60%
Kimberly-Clark Corp.	149,424	19,420,637
Industrial Conglomerates-1.42%
3M Co.	113,067	17,208,797
Insurance-1.85%
Prudential Financial, Inc.	186,165	22,481,285
IT Services-1.63%
International Business Machines Corp.	77,320	19,770,724
	Shares	Value
Machinery-3.24%
Stanley Black & Decker, Inc.	244,261	$21,512,066
Trinity Industries, Inc.(b)	472,427	17,871,914
		39,383,980
Media-4.74%
Interpublic Group of Cos., Inc. (The)	821,050	23,539,504
John Wiley & Sons, Inc., Class A	309,380	12,662,923
Nexstar Media Group, Inc., Class A	139,265	21,338,183
		57,540,610
Multi-Utilities-7.99%
Avista Corp.(b)	759,974	27,830,248
Black Hills Corp.	379,728	22,301,425
NorthWestern Energy Group, Inc.(b)	508,186	27,396,307
WEC Energy Group, Inc.	196,106	19,465,482
		96,993,462
Oil, Gas & Consumable Fuels-1.83%
Chevron Corp.	149,066	22,239,157
Pharmaceuticals-6.86%
Bristol-Myers Squibb Co.	410,296	24,186,949
Perrigo Co. PLC(b)	812,601	20,241,891
Pfizer, Inc.	1,464,783	38,846,045
		83,274,885
Professional Services-2.16%
ManpowerGroup, Inc.	435,520	26,227,014
Specialty Retail-1.96%
Best Buy Co., Inc.	276,807	23,766,649
Technology Hardware, Storage & Peripherals-1.41%
HP, Inc.	526,517	17,111,803
Tobacco-7.55%
Altria Group, Inc.	711,407	37,156,788
Philip Morris International, Inc.	177,772	23,145,914
Universal Corp.	590,953	31,391,423
		91,694,125
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,149,436,133)		1,213,681,130
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.17%
Invesco Private Government Fund, 4.35%(c)(d)(e)	24,068,072	24,068,072
Invesco Private Prime Fund, 4.48%(c)(d)(e)	62,992,833	63,011,731
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $87,079,803)		87,079,803
TOTAL INVESTMENTS IN SECURITIES-107.10% (Cost $1,236,515,936)		1,300,760,933
OTHER ASSETS LESS LIABILITIES-(7.10)%		(86,268,181)
NET ASSETS-100.00%		$1,214,492,752
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,068	$46,826,236	$(46,962,304)	$-	$-	$-	$48,267
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,815,056	247,839,609	(236,586,593)	-	-	24,068,072	825,621 *
Invesco Private Prime Fund	32,803,166	496,580,519	(466,363,433)	5,836	(14,357)	63,011,731	2,220,047 *
Total	$45,754,290	$791,246,364	$(749,912,330)	$5,836	$(14,357)	$87,079,803	$3,093,935

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Canada-54.70%
BCE, Inc.(a)	1,253,932	$29,831,042
Brookfield Infrastructure Partners L.P.	827,618	27,154,147
Brookfield Renewable Partners L.P.	1,302,105	28,503,078
Canadian Imperial Bank of Commerce	397,583	25,055,681
Canadian National Railway Co.	122,552	12,807,910
Canadian Natural Resources Ltd.	832,437	25,264,463
Enbridge, Inc.	781,331	33,784,752
FirstService Corp.	16,113	2,930,471
Fortis, Inc.	544,875	23,222,573
Franco-Nevada Corp.	59,021	8,024,495
Imperial Oil Ltd.	193,890	12,920,830
Magna International, Inc.	582,556	23,109,997
Nutrien Ltd.	616,954	31,853,335
Open Text Corp.	691,552	20,359,291
RB Global, Inc.	73,205	6,550,383
Restaurant Brands International, Inc.(a)	295,272	18,171,039
Royal Bank of Canada	161,493	19,690,841
Stantec, Inc.	50,354	3,898,910
TC Energy Corp.	671,630	30,256,932
TELUS Corp.(a)	2,181,065	31,603,632
TFI International, Inc.	43,445	5,726,485
Toronto-Dominion Bank (The)	586,975	33,498,663
		454,218,950
Denmark-0.81%
Novo Nordisk A/S, ADR	79,217	6,689,876
Germany-0.88%
SAP SE, ADR(a)	26,465	7,305,928
India-2.27%
Infosys Ltd., ADR(a)	748,451	16,428,500
Reliance Industries Ltd., GDR(b)	40,806	2,390,353
		18,818,853
Japan-4.03%
Mitsubishi UFJ Financial Group, Inc., ADR	1,174,177	14,806,372
Sony Group Corp., ADR	173,133	3,810,657
Sumitomo Mitsui Financial Group, Inc., ADR(a)	996,004	14,820,540
		33,437,569
Mexico-6.29%
America Movil S.A.B. de C.V., ADR	1,437,749	20,142,863
Coca-Cola FEMSA S.A.B. de C.V., ADR	409,334	32,128,626
		52,271,489
Philippines-4.17%
PLDT, Inc., ADR(a)	1,527,430	34,657,387
	Shares	Value
South Africa-2.37%
Gold Fields Ltd., ADR	1,162,383	$19,679,144
Switzerland-1.54%
Logitech International S.A., Class R(a)	130,939	12,756,077
United Kingdom-13.64%
British American Tobacco PLC, ADR	893,343	35,412,117
Diageo PLC, ADR(a)	181,530	21,778,154
National Grid PLC, ADR(a)	532,246	32,679,904
Pearson PLC, ADR(a)	752,324	12,541,241
RELX PLC, ADR	217,925	10,872,278
		113,283,694
United States-9.09%
Amdocs Ltd.	155,514	13,714,780
Novartis AG, ADR(a)	208,822	21,867,840
Sanofi S.A., ADR	541,222	29,410,003
Waste Connections, Inc.	19,699	3,620,085
Willis Towers Watson PLC	20,961	6,908,012
		75,520,720
Total Common Stocks & Other Equity Interests (Cost $789,708,795)		828,639,687
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $975,482)	975,482	975,482
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $790,684,277)		829,615,169
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.61%
Invesco Private Government Fund, 4.35%(c)(d)(e)	45,189,802	45,189,802
Invesco Private Prime Fund, 4.48%(c)(d)(e)	117,610,193	117,645,476
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $162,835,278)		162,835,278
TOTAL INVESTMENTS IN SECURITIES-119.52% (Cost $953,519,555)		992,450,447
OTHER ASSETS LESS LIABILITIES-(19.52)%		(162,057,379)
NET ASSETS-100.00%		$830,393,068
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$650,596	$31,924,033	$(31,599,147)	$-	$-	$975,482	$26,311
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,922,520	337,061,936	(320,794,654)	-	-	45,189,802	1,288,956 *
Invesco Private Prime Fund	79,688,795	699,729,758	(661,773,010)	11,305	(11,372)	117,645,476	3,427,502 *
Total	$109,261,911	$1,068,715,727	$(1,014,166,811)	$11,305	$(11,372)	$163,810,760	$4,742,769

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025, for each Fund (except for Invesco Dow Jones Industrial Average Dividend ETF). As of January 31, 2025, all of the securities in Invesco Dow Jones Industrial Average Dividend ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,278,755,763	$-	$-	$1,278,755,763
Closed-End Fund	66,890	-	-	66,890
Money Market Funds	1,679,842	50,506,258	-	52,186,100
Total Investments	$1,280,502,495	$50,506,258	$-	$1,331,008,753
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$710,823,290	$-	$-	$710,823,290
Money Market Funds	480,751	11,251,129	-	11,731,880
Total Investments	$711,304,041	$11,251,129	$-	$722,555,170
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$845,519,130	$-	$-	$845,519,130
Money Market Funds	-	61,324,087	-	61,324,087
Total Investments	$845,519,130	$61,324,087	$-	$906,843,217
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,213,681,130	$-	$-	$1,213,681,130
Money Market Funds	-	87,079,803	-	87,079,803
Total Investments	$1,213,681,130	$87,079,803	$-	$1,300,760,933

	Level 1	Level 2	Level 3	Total
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$826,249,334	$2,390,353	$-	$828,639,687
Money Market Funds	975,482	162,835,278	-	163,810,760
Total Investments	$827,224,816	$165,225,631	$-	$992,450,447